Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024		Mar. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 38,105	[1]	¥ 25,737
Securities lending transactions	1,350	[1]	886
Total	39,455		26,623
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	18,661		2,285
Securities lending transactions	1,288		685
Total	19,949		2,970
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	11,040		16,508
Securities lending transactions	19		73
Total	11,058		16,581
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,415		5,471
Securities lending transactions	0		0
Total	5,415		5,471
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,989		1,473
Securities lending transactions	44		128
Total	¥ 3,033		¥ 1,601

[1]	The above table does not include securities-for-securities lending transactions of ¥71 billion at March 31, 2024, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.